Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentration Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended December 31,
	2022	2023	2024
Percentage of the Group’s total revenue
Customer A	*	19%	19%
Customer B	11%	*	*
Customer C	15%	*	*
Customer D	*	18%	12%
Customer E	*	11%	14%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2023	2024
Percentage of the Group’s accounts receivable
Customer C	14%	16%
Customer F	13%	10%
Customer G	11%	15%
Customer H	*	22%
Customer I	12%	*

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the years ended December 31,
	2022	2023	2024
Percentage of the Group’s total purchase
Supplier A	24%	17%	12%
Supplier B	19%	*	* %
Supplier C	16%	23%	19%

*	represent percentage less than 10%